Segments, Customers and Geographic Information	12 Months Ended
Dec. 31, 2023
Geographic Areas, Revenues from External Customers [Abstract]
Segments, Customers and Geographic Information
Note 18 - Segments, Customers and Geographic Information

A.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

B.	The following tables present total revenues for the years ended December 31, 2023, 2022 and 2021 and long-lived assets as of December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Revenues:

North America (*)	95,573	67,108	47,505
Europe	42,421	42,909	47,382
Africa	19,602	19,324	23,165
Asia-Pacific and Middle East	35,033	32,970	32,008
India	107,354	80,957	86,088
Latin America	47,196	51,905	54,618

	347,179	295,173	290,766

(*)	As of December 31, 2023, 2022 and 2021, 94%, 87% and 72% represent revenues in the United States.

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Long-lived assets, net:

Israel	40,672	41,076
Others	8,824	6,342

Total long-lived assets, net (*)	49,496	47,418

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets

C.	Major customer data as a percentage of total revenues:

In 2023, the Company had revenues from a customer that represents a group of affiliated companies, equaling 28.9%, a single customer that accounted for 18.1%, and a customer that represents a group of affiliated companies equaling 8.5% of total revenues. In 2022, the Company had revenues from a customer that represents a group of affiliated companies, equaling 22.8%, a single customer that accounted for 12.4%, and a customer that represents a group of affiliated companies equaling 12.4% of total revenues. In 2021, the Company had revenues from two customers that represent two groups of affiliated companies, equaling 18.8% and 11.4% of total revenues.